Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Balances with Related Parties
As of December 31, 2025, and June 30, 2026, balances with related parties consisted of the following:
	December 31, 2025	June 30, 2026
Assets:
Due from Castor Ships (a) – current	$10,682,592	$6,814,125
Due from Castor Ships (a) – non-current	2,893,839	2,893,839
Investment in Toro (c) – non-current	117,521,579	117,521,579
Due from related parties (MPC Capital) (f) - current	2,472,917	3,124,722

Liabilities:
Due to Toro (d) – current	1,069,444	1,069,444
Due to related parties (MPC Capital) (f) - current	$37,162	$418,258

Revenues from Services with Related Parties
Revenue from services with related parties	Six months ended June 30, 2025	Six months ended June 30, 2026
MPC Container Ships ASA	$4,203,908	$5,954,525
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	—	420,596
MPC Energy Solutions N.V.	353,742	335,690
MPC Caribbean Clean Energy Limited	450,060	375,564
Other	271,312	114,253
Total	$5,279,022	$7,200,628